Nature of business and organization (Detail Textuals)		12 Months Ended			12 Months Ended										12 Months Ended								12 Months Ended
	Jun. 30, 2012 Hongyuan USD ($)	Jun. 30, 2012 Hongli USD ($)	Jun. 30, 2012 Hongli CNY	Aug. 26, 2010 Hongli CNY	Aug. 31, 2010 Hongli Mr. Jianhua Lv	Aug. 31, 2010 Hongli Ms. Xin Zheng	Aug. 31, 2010 Hongli Mr. Wenqi Xu	Aug. 31, 2010 Hongli Mr. Guoxiang	Jun. 30, 2012 Baofeng Hongchang Coal Co.Ltd USD ($)	Jun. 30, 2012 Baofeng Hongchang Coal Co.Ltd CNY	Jun. 30, 2012 Baofeng Shunli Coal Co.Ltd USD ($)	Jun. 30, 2012 Baofeng Shunli Coal Co.Ltd CNY	Jun. 30, 2012 Baofeng Hongguang Power Co. Ltd USD ($)	Jun. 30, 2012 Baofeng Hongguang Power Co. Ltd CNY	Jun. 30, 2012 Baofeng Xingsheng Coal Co.Ltd USD ($)	Jun. 30, 2012 Baofeng Xingsheng Coal Co.Ltd CNY	Jun. 30, 2012 Baofeng Shuangrui Coal Co.Ltd USD ($)	Jun. 30, 2012 Baofeng Shuangrui Coal Co.Ltd CNY	Jun. 30, 2012 Zhonghong Energy Investment Company USD ($)	Jun. 30, 2012 Zhonghong Energy Investment Company CNY	Jun. 30, 2012 Baofeng Hongrun Coal Chemical Co.Ltd USD ($)	Jun. 30, 2012 Baofeng Hongrun Coal Chemical Co.Ltd CNY	Jun. 30, 2012 Top Favour
Business Acquisition [Line Items]
Registered capital	$ 3,000,000	$ 1,055,248	8,808,000	20,000,000					$ 396,000	3,000,000	$ 461,700	3,000,000	$ 2,756,600	22,000,000	$ 559,400	3,634,600	$ 620,200	4,029,960	$ 7,842,800	51,000,000	$ 4,620,000	30,000,000
Increased Registered capital		$ 4,001,248	28,080,000	28,080,000
Equity Interest held		85.40%	85.40%		85.40%	9.10%	3.99%	1.42%							60.00%	60.00%	100.00%	100.00%	100.00%	100.00%			97.00%